Schedule of Quarterly Financial Information (Detail) - USD ($)	3 Months Ended								9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 613,932			$ 20,000					$ 4,865,885	$ 20,000	$ 0	$ 633,932
Research and development	6,181,643	$ 4,652,056	$ 2,129,573	3,387,733	$ 1,929,247	$ 1,325,611	$ 1,642,294		29,474,535	10,169,362	4,897,152	16,351,005
Acquired in-process research and development	750,000				50,000,000						50,000,000	750,000
General and administrative	2,701,347	2,106,877	2,038,909	1,016,123	1,719,073	528,907	108,841	$ 23,824	16,479,678	5,161,909	2,380,645	7,863,256
Total operating expenses	9,632,990	6,758,933	4,168,482	4,403,856	53,648,320	1,854,518	1,751,135	23,824	45,954,213	15,331,271	57,277,797	24,964,261
Loss from operations	(9,019,058)	(6,758,933)	(4,168,482)	(4,383,856)	(53,648,320)	(1,854,518)	(1,751,135)	(23,824)	(41,088,328)	(15,311,271)	(57,277,797)	(24,330,329)
Net loss	$ (9,015,645)	$ (6,756,924)	$ (4,168,384)	$ (4,383,856)	$ (53,648,320)	$ (1,854,518)	$ (1,751,135)	$ (23,824)	$ (40,970,909)	$ (15,309,164)	$ (57,277,797)	$ (24,324,809)
Basic and diluted net loss per common share	$ (1.74)	$ (1.22)	$ (0.79)	$ (0.86)	$ (2.48)				$ (1.88)	$ (2.87)	$ (8.44)	$ (4.64)